File No. 333-129005

                                         Filed pursuant to Rule 497(e) under the
                                           Securities Act of 1933



                                                                   April 1, 2009


    Supplement to the December 31, 2008 Class A, Class B and Class C Shares
        Prospectus and Class Y Shares Prospectus, as may be amended, for

                        Pioneer Global Select Equity Fund

Effective April 1, 2009, Pioneer Global Select Equity Fund will be renamed Pioneer Global Equity Fund. All references to Pioneer Global Select Equity Fund throughout this prospectus should be replaced with Pioneer Global Equity Fund.



                                                                   22975-00-0309
                                        (C) 2009 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC